Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of rental expense
The following table is a summary of the Company’s net rental expense for operating leases for the years ended December 31:

In millions	2018	2017	2016
Minimum rentals	$2,528	$2,455	$2,418
Contingent rentals	28	29	35
Rental expense	2,556	2,484	2,453
Less: sublease income	(21)	(24)	(24)
Total rental expense, net	$2,535	$2,460	$2,429

Schedule of future minimum lease payments for capital leases
The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2018:

	Capital	Operating
In millions	Leases	Leases(1)
2019	$74	$2,690
2020	73	2,544
2021	73	2,399
2022	73	2,233
2023	73	2,110
Thereafter	875	16,004
Total future lease payments (2)	1,241	$27,980
Less: imputed interest	(599)
Present value of capital lease obligations	$642

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(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $164 million due in the future under noncancelable subleases.
(2)
The Company leases pharmacy and clinic space from Target. Amounts related to such capital and operating leases are reflected above. Amounts due in excess of the remaining estimated economic life of the buildings of approximately $2.1 billion are not reflected herein since the estimated economic life of the buildings is shorter than the contractual term of the lease arrangement.

Schedule of future minimum lease payments for operating leases
The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2018:

	Capital	Operating
In millions	Leases	Leases(1)
2019	$74	$2,690
2020	73	2,544
2021	73	2,399
2022	73	2,233
2023	73	2,110
Thereafter	875	16,004
Total future lease payments (2)	1,241	$27,980
Less: imputed interest	(599)
Present value of capital lease obligations	$642

_____________________________________________

(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $164 million due in the future under noncancelable subleases.
(2)
The Company leases pharmacy and clinic space from Target. Amounts related to such capital and operating leases are reflected above. Amounts due in excess of the remaining estimated economic life of the buildings of approximately $2.1 billion are not reflected herein since the estimated economic life of the buildings is shorter than the contractual term of the lease arrangement.